Employee Retirement and Profit Sharing Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Employees Y	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Minimum requisite service period, years	1	1
Unrecognized prior service costs, before tax		$ 300,000	$ 300,000
Unrecognized prior service costs, net of tax		200,000	200,000
Unrecognized actuarial losses, before tax		2,400,000	900,000
Unrecognized actuarial losses, net of tax		1,600,000	600,000
Prior service costs expected to be recognized next fiscal year		16,500
Prior service costs expected to be recognized next fiscal year, net of tax		11,000
Actuarial losses expected to be recognized next fiscal year		72,500
Actuarial losses expected to be recognized next fiscal year, net of tax		48,000
Underfunded status of the plans		(6,063,000)	(4,155,000)
Employer contribution in 2013		1,700,000
Accumulated benefit obligation		11,100,000	7,800,000
Frozen defined benefit plan obligations		13.00%
Weighted average discount rate		3.50%	4.50%
Percentage of insurance contracts financed by employer premiums		90.00%
Percentage of insurance contracts financed by employer and employee contribution		10.00%
Multiemployer pension plans, number of employees covered		200
Contribution to plans		5.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan participants' contributions, allowed percentage of participants' annual compensation		1.00%
Employer contributions per pay period for certain union hourly employees		24
Plans in green zone		80.00%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan participants' contributions, allowed percentage of participants' annual compensation		20.00%
Employer contributions per pay period for certain union hourly employees		$ 91
Plans in red zone		65.00%
Plans in yellow zone		80.00%